Label	Element	Value
Amana Equity Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	Current income and preservation of capital, consistent with Islamic principles. Current income is its primary objective.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This section describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Optional Text]	oef_ShareholderFeesCaption	Shareowner Fees
Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
This example is intended to help investors compare the cost of investing in shares of the Fund with the cost of investing in other funds. The example assumes an investor invests $10,000 in shares of the Fund for the time periods indicated. The example also assumes that the investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect any brokerage commissions that an investor may pay on purchases and sales of Fund shares. Although actual costs may be higher or lower, based on these assumptions, whether an investor does or does not redeem the shares, an investor’s expenses would be:

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	One Year
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Three Years
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund may have transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. Because the Fund had not yet commenced operations prior to the date of this Prospectus, it does not have a portfolio turnover rate to provide.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
The Fund invests primarily in dividend-paying common stocks, including foreign stocks. Investment decisions are made in accordance with Islamic principles. Generally, Islamic principles require that investors share in profit and loss, that they receive no usury or interest, and that they do not invest in a business that is prohibited by Islamic principles. To the extent prohibited by Islamic investment principles the Fund does not invest in companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund does not make any investments not permitted under Islamic principles, including those that pay interest. Islamic principles discourage speculation. The Fund tends to hold investments for several years. The Fund may invest its uninvested cash in short-term Islamic income-producing investments called murabaha and wakala, as described below.
The Fund principally follows a large-cap value investment style. Common stock purchases are restricted to dividend-paying companies. The Fund seeks companies demonstrating both Islamic and sustainable characteristics.
The Fund’s adviser (Saturna Capital Corporation) considers issuers with sustainable characteristics to be those issuers that are more established, consistently profitable, and financially strong, with robust policies in the areas of the environment, social responsibility, and corporate governance (collectively referred to as “sustainability”).
Except for murabaha and wakala investments, the adviser employs a sustainable rating system based on its own, as well as third-party, data to identify issuers believed to have lower sustainability risks. The use of third-party data does not include third-party environmental, social, or governance (“ESG”) ratings or criteria established by third parties for third-party ratings. The adviser’s proprietary scoring system assesses how well a company performs relative to a blend of its industry, sector, and country peers. In addition to the financial considerations discussed above, the adviser considers sustainability practices such as carbon emissions, water usage, renewable energy, and fair labor and supply chain practices. The Fund’s sustainability evaluation process considers risks and opportunities holistically, meaning an issuer will not necessarily be excluded from investment due to any one particular factor if the overall analysis results in a favorable evaluation by the adviser. The adviser also uses negative screening to exclude companies primarily engaged in higher sustainability risk businesses, such as companies in the business of fossil fuel exploration, production, or refining, and, to the extent prohibited by Islamic investment principles, companies primarily engaged in businesses such as alcohol, tobacco, pork products, pornography, interest-based banks, finance associations and insurers, weapons, and gambling.
The Fund is “non-diversified,” which means that it may invest a larger percentage of its assets in a relatively small number of issuers.
It is the policy of the Fund, under normal circumstances, to invest at least 80% of its total net assets in income-producing equity securities, primarily dividend-paying common stocks.
Because Islamic principles preclude the use of interest-paying instruments, the Fund’s cash positions do not earn interest income. The Fund may invest its cash positions in murabaha and wakala, which are notes and certificates issued for payment by foreign governments, their agencies, and financial institutions in transactions structured to be in accordance with Islamic principles. Murabaha involves a purchase and sale contract, and wakala involves the operation of an account under the Islamic finance principle of wakala (an agency agreement). These investments typically involve the purchase of financial certificates representing investments in tangible assets, project financing, sale and leaseback arrangements, and the distribution of profits (as opposed to the payment of interest) related to the underlying asset or project. Unlike an investment in a bond that represents a promise to pay interest, these investments involve the sharing of profits and losses in the assets or projects financed by the Fund’s investment in the notes and certificates. In addition, the Fund may invest cash positions in time deposits with banks that involve underlying purchase and sale agreements to generate the return on the deposit.
For cash management purposes, the Fund will seek to gain exposure to murabaha and wakala investments by investing up to 20% of the Fund’s total net assets in a wholly-owned and controlled subsidiary, which is organized under the laws of the Cayman Islands (the “Subsidiary”). The Subsidiary invests in murabaha and wakala investments and may invest in other short-term Islamic income-producing investments. The Fund invests in the Subsidiary in order to gain exposure to murabaha and wakala investments within the limitations of the federal tax law, rules and regulations that apply to “regulated investment companies.”

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The Fund had not commenced operations as of the date of this Prospectus. Performance information will be available in the Prospectus after the Fund has been in operation for one full calendar year. When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance. Past performance does not necessarily indicate how the Fund will perform in the future. Updated performance information will be available at https://www.saturna.com/products/etf-performance.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	When provided, the information will provide some indication of the risks of investing in the Fund by showing how the Fund’s average annual returns compare with a broad measure of market performance.
Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund had not commenced operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	oef_PerformanceAvailabilityWebSiteAddress	https://www.saturna.com/products/etf-performance
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	Past performance does not necessarily indicate how the Fund will perform in the future.
Amana Equity Income ETF | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with all funds, investing in the Fund entails risks that could cause the Fund and the Fund’s investors to lose money.
Amana Equity Income ETF | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified fund risk: The Fund may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Fund may experience greater performance volatility than a fund that is more broadly invested.

Amana Equity Income ETF | Market risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Market risk: The value of the Fund’s shares rises and falls as the market value of the securities in which the Fund invests goes up and down. Consider investing in the Fund only if you are willing to accept the risk that you may lose money. Fund share prices, yields, and total returns will change with the fluctuations in the securities markets as well as the fortunes of the industries and companies in which the Fund invests.

Amana Equity Income ETF | Investment strategy risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Investment strategy risk: Islamic principles restrict the Fund’s ability to invest in certain market sectors, such as financial companies and conventional fixed-income securities. The adviser believes that Islamic and sustainable investing may mitigate security-specific risks, but the screens used in connection with these strategies reduce the investable universe, which may limit investment opportunities and adversely affect the Fund’s performance. Because Islamic principles preclude the use of interest-paying instruments, cash positions do not earn interest income but, to the extent the Fund invests cash in murabaha or wakala, the Fund will share in the distribution of profits (as opposed to the payment of interest) related to any murabaha or wakala investments.

Amana Equity Income ETF | Equity securities risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Equity securities risk: Equity securities may experience significant volatility in response to economic or market conditions or adverse events that affect a particular industry, sector, or company. Larger companies may have slower rates of growth as compared to smaller, faster-growing companies. Smaller companies may have more limited financial resources, products, or services, and tend to be more sensitive to changing economic or market conditions.

Amana Equity Income ETF | Foreign investing risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Foreign investing risk: The Fund may invest in securities that are not traded in the United States when market conditions or investment opportunities arise that, in the judgment of the adviser, warrant such investment. Investments in the securities of foreign issuers may involve risks in addition to those normally associated with investments in the securities of US issuers. All foreign investments are subject to risks of: (1) foreign political and economic instability; (2) adverse movements in foreign exchange rates; (3) currency devaluation; (4) the imposition or tightening of exchange controls or other limitations on repatriation of foreign capital; (5) changes in foreign governmental attitudes toward private investment, including potential nationalization, increased taxation, or confiscation of assets; and (6) differing reporting, accounting, and auditing standards of foreign countries.

Amana Equity Income ETF | Murabaha risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Murabaha risk: A murabaha transaction involves a purchase and deferred-payment resale of an asset. The asset is typically purchased by an Islamic bank as agent for the Fund. The bank, acting as the Fund's agent, immediately resells the asset to a previously identified third party who agrees to repay the Fund's cost for the asset plus a profit. Murabaha investments are subject to market risk (fluctuating prices and exchange rates), credit risk, and operational risk (errors in processes).

Amana Equity Income ETF | Wakala risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Wakala risk: When the Fund invests in wakala, it will be subject to the credit risk of the bank acting as agent, and the risk that the bank will not manage the investment in a profitable manner.
Amana Equity Income ETF | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Interest rate risk: The Fund does not invest in interest bearing investments However, since murabaha and wakala are Islamic fixed-income investments, the financial and economic data associated with interest bearing investments similarly affect the yields and returns on murabaha and wakala. Changes in interest rates impact prices of fixed-income and related investments. When interest rates rise, the value of fixed-income investments (paying a lower rate of interest) generally will fall. Investments with shorter terms may have less interest rate risk, but generally have lower returns and, because of the more frequent maturity dates, may involve higher re-investment costs.

Amana Equity Income ETF | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Credit risk: Corporate and sovereign issuers of the notes and certificates in which the Fund invests may not be able or willing to make payments when due, which may lead to default or restructuring of the investment. In addition, if the market perceives deterioration in the creditworthiness of an issuer, the value and liquidity of the issuer’s securities may decline.

Amana Equity Income ETF | Subsidiary investment risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Subsidiary investment risk: By investing in the Subsidiary, the Fund is subject to the risks associated with the Subsidiary’s investments. Those investments are similar to the investments that are permitted to be held by the Fund and are subject to the same risks that would apply to similar investments if held directly by the Fund. The Subsidiary is organized under the laws of the Cayman Islands and is not registered with the SEC under the Investment Company Act of 1940. Accordingly, the Fund will not receive all of the protections offered to shareowners of registered investment companies. Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or the Subsidiary to operate as intended, which may negatively affect the Fund and its shareowners.

Amana Equity Income ETF | Tax risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Tax risk: To qualify as a regulated investment company (“RIC”), the Fund must meet certain requirements concerning the source of its income. The Fund’s investment in the Subsidiary is intended to provide exposure to murabaha and wakala in a manner that is consistent with the “qualifying income” requirement applicable to RICs. Failure to qualify as a RIC could subject the Fund to adverse tax consequences, including a federal income tax on its net income at regular corporate rates, as well as a tax to shareowners on such income when distributed as an ordinary dividend.
The tax treatment of the Equity Income ETF’s investment in its Subsidiary may be adversely affected by future legislation, court decisions, Treasury Regulations, and/or guidance issued by the Internal Revenue Service that could affect the character, timing, and/ or amount of the Fund’s taxable income or any gains or distributions made by the Fund.

Amana Equity Income ETF | ETF risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
ETF risk: As an exchange-traded fund (“ETF”), the Fund is subject to the following risks:
Authorized Participants Concentration Risk: The Fund has a limited number of financial institutions that may act as authorized participants (APs”). Only APs may transact in creation and redemption transactions directly with the Fund, and APs are not obligated to engage in such transactions. To the extent they exit the business or are otherwise unable or unwilling to proceed in creation and redemption transactions with the Fund, such as in times of market stress, and no other authorized participant is able to step forward to create or redeem, trading in Fund shares may be significantly diminished, bid-ask spreads may widen and shares of the Fund may be more likely to trade at a premium or discount to net asset value (“NAV”) and possibly face trading halts or delisting. To the extent the Fund invests in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes, this risk is heightened.
International Closed Market Trading Risk: Because certain of the Fund’s investments trade in markets that are closed when the Fund and the Nasdaq Global Market (“Exchange”) are open, there are likely to be deviations between the current prices of such investments and the prices at which such investments are marked for purposes of the Fund’s NAV (i.e., the Fund’s quote from the closed foreign market). As a result, premiums or discounts to NAV may develop in share prices, and bid-ask spreads may be greater than those experienced by other funds. In addition, shareowners may not be able to purchase or redeem their shares of the Fund, or purchase or sell shares of the Fund on the Exchange, on days when the NAV of the Fund could be significantly affected by events in the relevant non-U.S. markets.
Premium-Discount Risk: There may be times when the market price of the Fund’s shares is more than the NAV intra-day (at a premium) or less than the NAV intra-day (at a discount). As a result, shareowners of the Fund may pay more than NAV when purchasing shares and receive less than NAV when selling Fund shares. This risk is heightened in times of market volatility or periods of steep market declines. In such market conditions, market or stop loss orders to sell Fund shares may be executed at prices well below NAV.
Secondary Market Trading Risk: Investors buying or selling shares in the secondary market will normally pay brokerage commissions, which are often a fixed amount and may be a significant proportional cost for investors buying or selling relatively small amounts of shares. Secondary market trading is subject to bid-ask spreads, which is the difference between the highest price a buyer is willing to pay to purchase shares of a fund (bid) and the lowest price a seller is willing to accept for shares (ask) when buying or selling shares in the secondary market, and trading in Fund shares may be halted by the Exchange because of market conditions or other reasons. If a trading halt occurs, a shareowner may temporarily be unable to purchase or sell shares of the Fund. The bid-ask spread, which varies over time, is generally narrower if the Fund has more trading volume and market liquidity and wider if the Fund has less trading volume and market liquidity. In addition, the bid-ask spread can be affected by the liquidity of the Fund’s underlying investments and can widen if the Fund’s underlying investments become less liquid or illiquid. In addition, although the Fund’s shares are listed on the Exchange, there can be no assurance that an active trading market for shares will develop or be maintained, that bid-ask spreads will be narrow, or that the Fund’s shares will continue to be listed.
Cash Transactions Risk: The Fund may effect redemptions partly or wholly for cash, rather than through in-kind distributions of securities. Accordingly, the Fund may be required to sell portfolio securities in order to obtain the cash needed to distribute redemption proceeds and it may recognize gains on sales of portfolio holdings. As a result, an investment in the Fund may be less tax-efficient than an investment in an ETF that primarily or wholly effects redemptions in-kind. Moreover, cash transactions may have to be carried out over several days if the securities markets are relatively illiquid at the time the Fund must sell securities and may involve considerable brokerage fees and taxes. These brokerage fees and taxes, which will be higher than if the Fund redeemed its shares principally in-kind, may be passed on to APs in the form of transaction fees. As a result, the spreads between the bid and the offered prices of the Fund’s shares may be wider than those of shares of ETFs that primarily or wholly transact in-kind.
Large Shareowner Risk: Certain shareowners may own a substantial amount of the Fund’s shares. Redemptions by large shareowners could have a significant negative impact on the Fund and transactions on the Exchange by large shareowners may have a material upward or downward effect on the market price of the shares.

Amana Equity Income ETF | Non-Diversified fund risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
Non-Diversified fund risk: The Fund may invest a relatively high percentage of its assets in a single issuer or a limited number of issuers. As a result, the Fund’s performance will be more vulnerable to changes in market value of a single issuer or group of issuers and more susceptible to risks associated with a single adverse economic, political, regulatory or other occurrence affecting one or more of these issuers. The Fund may experience greater performance volatility than a fund that is more broadly invested.

Amana Equity Income ETF | New fund risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock
New fund risk: The Fund is new and does not have shares outstanding as of the date of this Prospectus. The Fund may not be successful in implementing its investment strategy, and its investment strategy may not be successful under all future market conditions, either of which could result in the Fund being liquidated at some future time without shareowner approval and/or at a time that may not be favorable for certain shareowners. New funds may not attract sufficient assets to achieve investment, trading or other efficiencies and, if the Fund does not grow in size, it will be at greater risk than larger funds of wider bid-ask spreads for its shares, trading at a greater premium or discount to NAV and/or a stop to trading.

Amana Equity Income ETF | Amana Equity Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.76%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%	[1]
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%	[2]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.76%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 78
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 243

[1]	Pursuant to a Rule 12b-1 Distribution and Service Plan (the “Plan”), the Fund may bear a Rule 12b-1 fee not to exceed 0.25% per year of the Fund’s average daily net assets. However, no such fee is currently paid by the Fund, and the Board of Trustees has not currently approved the commencement of any payments under the Plan.
[2]	Based on estimated amounts for the current fiscal year.